Consolidated Statements of Comprehensive Income (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Consolidated net income	¥ 265,239	¥ 239,516	¥ 232,445
Other comprehensive income (loss), net of tax (Note 14):
Foreign currency translation adjustments	143,834	251,576	133,735
Net unrealized gains and losses on securities	2,524	6,612	3,265
Net gains and losses on derivative instruments	(195)	2,056	(4,880)
Pension liability adjustments	(37,985)	32,669	(12,787)
Other comprehensive income (loss), Net-of-tax amount	108,178	292,913	119,333
Comprehensive income	373,417	532,429	351,778
Less: Comprehensive income attributable to noncontrolling interests	9,666	14,688	10,824
Comprehensive income attributable to Canon Inc.	¥ 363,751	¥ 517,741	¥ 340,954